Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, Fair Value	$ 32,471,000
Total investments and notes receivable from participants	6,739,865,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ADOBE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	770,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | AEGON LTD (NY REGD) NEW YORK REGISTERED SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	593,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | AIR PRODUCTS & CHEMICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,026,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ALNYLAM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	587,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,257,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,416,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,647,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | AMERICAN ELECTRIC POWER CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	830,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ANHEUSER-BUSCH INBEV SPN ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,081,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | AON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,694,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ARCHER DANIELS MIDLAND CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	862,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ARTHUR J GALLAGHAR AND CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	155,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,094,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,803,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | BANK OF NEW YORK MELLON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,879,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | BAXTER INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,032,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | BIOMARIN PHARMACEUTICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	850,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | BRISTOL-MYERS SQUIBB CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	329,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | BROOKFIELD CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,216,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CAPITAL ONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,084,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CARRIER GLOBAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	824,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CELANESE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	600,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CHARTER COMMUNICATIONS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,703,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CIGNA GROUP (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,711,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | COGNIZANT TECH SOLUTIONS CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,270,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | COMCAST CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,070,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CONOCOPHILLIPS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	889,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | CVS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,365,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,207,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ELANCO ANIMAL HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,650,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FEDEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,094,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FIDELITY NATL INFORM SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,938,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FIRST CITIZENS BANCSHARES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FISERV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,808,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FORTIVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,584,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FOX CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	460,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | FOX CORPORATION B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	868,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | GAMING AND LEISURE PROPRTI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	642,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,388,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | GE HEALTHCARE TECHNOLOGIES INC WI
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,264,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | GILEAD SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,118,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,362,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | GSK PLC SPONS ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,276,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | HALEON PLC SPONS ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,428,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | HP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	781,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | HUMANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,622,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | IDEX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	303,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | INCYTE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,175,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | INTERNATIONAL FLAVORS & FRAGRA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,661,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | JOHNSON CONTROLS INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,215,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | LPL FINL HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,286,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | LYONDELLBASELL INDS CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	641,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | MEDTRONIC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	745,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,069,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | METLIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,971,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | MICROCHIP TECHNOLOGY
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	338,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,772,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | MOLSON COORS BEVERAGE CO B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	887,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | NET PAYABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(4,000)
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | NEUROCRINE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	780,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | NEWS CORP NEW CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	337,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | NORFOLK SOUTHERN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,089,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | NOVARTIS AG SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,268,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | OCCIDENTAL PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,036,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | RALLIANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	484,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | REGENERON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,068,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ROCHE HOLDING LTD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,124,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | RTX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,584,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | SANOFI SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,690,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | SBA COMMUNICATIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,973,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | SCHWAB CHARLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,864,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | STATE STREET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	593,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | SUN COMMUNITIES INC - REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,812,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,239,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,457,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | TELEDYNE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	894,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | THE BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,490,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | TRANSUNION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	755,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,707,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | VF CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	665,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | WELLS FARGO & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,824,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | WILLIS TOWERS WATSON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,450,000
Investment, Identifier [Axis]: Separately Managed Accounts | Dodge & Cox | ZIMMER BIOMET HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,911,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ABBOTT LABORATORIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,658,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ABBVIE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,794,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ACCENTURE PLC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,062,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,858,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,968,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,498,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | APPLIED MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,007,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ASTRAZENECA PLC SPONS ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,635,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | BANK OF AMERICA CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,070,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | BNPSA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,331,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | CIGNA GROUP (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,054,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | CME GROUP INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,535,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | DELTA AIR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,110,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ELEVANCE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,414,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ESSILORLUXOTTICA ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	494,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | FISERV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	284,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | GENERAL DYNAMICS CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,273,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | HCA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,413,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ING GROEP NV SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,601,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | JPMORGAN CHASE & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,032,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | LOCKHEED MARTIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,123,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,673,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,968,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,426,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | NATWEST GROUP PLC SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,459,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | NESTLE SA REG ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,247,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | NET PAYABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(4,000)
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | NORTHROP GRUMMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,974,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | PEPSICO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,208,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | PROCTER & GAMBLE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,021,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ROCHE HOLDING LTD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,533,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | RTX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,231,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,290,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | SEAGATE TECHNOLOGY HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,808,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | SIEMENS AG SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	553,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | SUMITOMO MITSUI FINL GRP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	112,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | SYNCHRONY FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,418,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | State Street SPDR S&P 500 ETF
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,594,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,967,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | THE BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,785,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | TRIP.COM GROUP LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | TRUIST FINL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,785,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | ULTA BEAUTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	980,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | UNILEVER PLC SPONS ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,689,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | UNITED AIRLINES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,336,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,094,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sanders Capital | VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,904,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | ADVANCED ENERGY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,323,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | AGILYSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	592,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | API GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,758,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | BRINKS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	739,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | BRIXMOR PPTY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	884,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,647,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | CABOT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	758,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | CACI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,715,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | CAE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,848,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | CCC INTELLIGENT SOLUTIONS HOLD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	544,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | CLEAN HARBORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,905,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | COHERENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,092,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | COLUMBIA BANKING SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	374,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | CRANE NXT CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	344,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | DOLBY LABORATORIES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,010,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	255,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | ENTEGRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,466,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | GLACIER BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	829,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | GRACO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	811,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,296,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | HEICO CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	235,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | IDEX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	918,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | INGREDION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,017,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | KBR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,059,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | MCGRATH RENTCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	964,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | MERCURY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,068,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | MINERALS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	643,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | NET PAYABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(30,000)
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | PDF SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	534,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | POWER INTEGRATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	789,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | PROSPERITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	910,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | RBC BEARINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,575,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | RLI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	478,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | SENSIENT TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,278,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | SIMPSON MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	950,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | UGI CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,384,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | UNITED COMMUNITY BANKS GA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,006,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | VALVOLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,054,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | VERRA MOBILITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,079,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | WEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	434,000
Investment, Identifier [Axis]: Separately Managed Accounts | Snyder Capital Management | WOODWARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,804,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,713,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,574,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | AMERICAN EXPRESS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,843,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | AON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,488,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,435,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | ARM HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,017,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,275,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | CANADIAN PACIFIC KANSAS CITY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,618,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | CHIPOTLE MEXICAN GRILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,478,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | COOPER COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,529,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | DANAHER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,334,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | ECOLAB INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,855,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | GARTNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,334,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,386,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,036,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,270,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | NET PAYABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(4,000)
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,030,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | NIKE INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,966,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,914,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | S&P GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,462,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,027,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,721,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | SYNOPSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,428,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,317,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,060,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | WASTE MANAGEMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,913,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | WW GRAINGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,002,000
Investment, Identifier [Axis]: Separately Managed Accounts | Sustainable Growth Advisors | YUM BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,185,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,399,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,016,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | AMERICAN EXPRESS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	773,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | ANALOG DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	958,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,569,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,672,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | ARM HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	85,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | ASML HLDG NV (NY REG SHS) NEW YORK REGISTERED SHAR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,670,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | AXON ENTERPRISE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,328,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,771,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | CADENCE DESIGN SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,224,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | CORPAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	468,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,921,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,438,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | FASTENAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,245,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | FIGMA INC-CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	393,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,727,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	471,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,170,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,351,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | HOME DEPOT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,469,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | HUBSPOT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	800,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | IDEXX LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,345,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	978,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,548,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | KKR & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,512,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,449,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,808,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,512,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | MONOLITHIC POWER SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	751,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | MSCI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	710,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | NASDAQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,160,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | NATERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	927,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | NET PAYABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(4,000)
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,660,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,568,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | PALANTIR TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	97,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | S&P GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,178,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,120,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,035,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | SPOTIFY TECHNOLOGY SA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,001,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,235,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,649,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,871,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,151,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | TJX COMPANIES INC NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	885,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | TRADEWEB MARKETS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,166,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | TRANSUNION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,081,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | UBER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,489,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | UNITY SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,015,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,112,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | WASTE CONNECTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,849,000
Investment, Identifier [Axis]: Separately Managed Accounts | Wellington Management Company | WELLTOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,458,000
Self-Directed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,022,000
Self-Directed Accounts | EBP, Other Related Party and Party-in-Interest
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,000,000
Corporate Common Stock Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,616,000
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,450,000
Common / Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,056,215,000
Separately Managed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	671,153,000
Synthetic Guaranteed Investment Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	615,938,000
Corporate Common Stock Funds | Paramount Skydance Class B Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 56,513,000
Number of shares | shares	4,233,283
Corporate Common Stock Funds | Fidelity Institutional Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,000
Registered Investment Companies | Vanguard FTSE Social Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	145,513,000
Registered Investment Companies | Baird Core Plus Bond Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,008,000
Registered Investment Companies | Fidelity Institutional Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,929,000
Common Collective Funds | BlackRock S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,613,758,000
Common Collective Funds | BlackRock Extended Equity Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	326,968,000
Common Collective Funds | BlackRock - US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	332,241,000
Common Collective Funds | Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	374,530,000
Common Collective Funds | BlackRock LifePath Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,600,000
Common Collective Funds | BlackRock LifePath 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,424,000
Common Collective Funds | BlackRock LifePath 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	245,155,000
Common Collective Funds | BlackRock LifePath 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	360,645,000
Common Collective Funds | BlackRock LifePath 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	378,793,000
Common Collective Funds| BlackRock LifePath 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	395,053,000
Common Collective Funds | BlackRock LifePath 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	274,675,000
Common Collective Funds | BlackRock LifePath 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	141,749,000
Common Collective Funds | BlackRock LifePath 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,445,000
Common Collective Funds | Wasatch Core Growth CIT Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,960,000
Common Collective Funds | Cramer Rosenthal McGlynn Small /Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,461,000
Common Collective Funds | Mawer International Equity Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,956,000
Common Collective Funds | GQG Partners International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,896,000
Common Collective Funds | INVESCO International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,974,000
Common Collective Funds | Pzena International Value All Country (Ex US) Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,932,000
Separately Managed Accounts | Sanders Capital
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,482,000
Separately Managed Accounts | Wellington Management Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	155,234,000
Separately Managed Accounts | Sustainable Growth Advisors
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	152,206,000
Separately Managed Accounts | Dodge & Cox
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	155,495,000
Separately Managed Accounts | Snyder Capital Management
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,339,000
Separately Managed Accounts | State Street Bank Government STIF Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,397,000
Synthetic Guaranteed Investment Contracts | Voya: 60548
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 53,773,000
EBP, Investment, Interest Rate	3.11%
Synthetic Guaranteed Investment Contracts | Lincoln National Life Insurance Company: BVW0024G
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 180,954,000
EBP, Investment, Interest Rate	2.67%
Synthetic Guaranteed Investment Contracts | Prudential Insurance Company of America: GA-64465
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 155,266,000
EBP, Investment, Interest Rate	2.91%
Synthetic Guaranteed Investment Contracts | Met Tower Life: 39871
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 225,945,000
EBP, Investment, Interest Rate	2.70%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%